Disposal of subsidiary - Carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 214,048	$ 182,049
Property, plant and equipment	121,280	130,109
Other intangible assets	636	816
Other non-current assets	18,025	$ 20,728
Emza Visual Sense Ltd
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	323
Current assets, other than cash	2,241
Property, plant and equipment	179
Other intangible assets	4,436
Other non-current assets	587
Other current and non-current liabilities	(4,148)
Net assets disposed of	$ 3,618